COMMITMENTS AND CONTINGENCIES (Details) - Indemnification Agreement - USD ($) $ in Thousands	1 Months Ended
	Feb. 29, 2024	Apr. 30, 2022
Commitments and Contingencies
Contingent liability	$ 1,000	$ 450
Installment period	12 months